INCOME TAXES (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Non-capital loss carry forwards	$ 4,607	$ 3,115
Mineral properties	(4,715)	(3,033)
Other	(38)	(82)
Property and Equipment	146	0
Total	$ 0	$ 0